Derivative financial instruments and Short positions (Details 9) - BRL (R$)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Portion Accumulated [Member]
IfrsStatementLineItems [Line Items]
Government Bonds (LFT)	R$ (984,396,000)	R$ (982,648,000)	R$ 727,437,000
Bancary Deposit Receipt - CDB	(536,935,000)	402,779,000
Cash Flow Hedge Total	(1,593,955,000)	(816,500,000)	800,190,000
Portion Ineffective [Member]
IfrsStatementLineItems [Line Items]
Government Bonds (LFT)	(0)	(0)	(0)
Bancary Deposit Receipt - CDB	(0)	(0)	(0)
Cash Flow Hedge Total	(0)	(0)	(0)
Fair Value Hedge Hedge Structure [Member] | Hedge Structure Effective Portion Accumulated [Member]
IfrsStatementLineItems [Line Items]
Fair value edge eurobonds	(0)	(0)	14,666,000
Fair value edge trade finance off	(72,624,000)	(236,630,000)	58,088,000
Fair Value Hedge Hedge Structure [Member] | Hedge Structure Portion Ineffective [Member]
IfrsStatementLineItems [Line Items]
Fair value edge eurobonds	(0)	(0)	(0)
Fair value edge trade finance off	R$ (0)	R$ (0)	R$ (0)